Intangible Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Schedule of intangible exploration and evaluation assets
The following table reconciles the changes in TransGlobe’s exploration and evaluation assets:

($000s)	2021	2020
Balance, beginning of year	584	33,706
Additions to exploration and evaluation assets	2,089	337
Impairment loss	-	(33,459)

Balance, end of year	2,673	584